SHAREHOLDERS’ EQUITY	12 Months Ended
Apr. 30, 2017
Stockholders' Equity Note [Abstract]
STOCKHOLDERS’ EQUITY
NOTE 12 — SHAREHOLDERS’ EQUITY

Preferred Shares

Series H Preferred Stock

On June 30, 2015, the Company entered into Amendment, Waiver and Exchange Agreements (the “Exchange Agreements”) with certain of its promissory note holders, who held $1,299,000 in principal amount of unsecured promissory notes of the Company. Pursuant to the terms of the Exchange Agreements, the Holders agreed to exchange all of the existing indebtedness for, and the Company agreed to issue to the Holders, an aggregate of 8,435 shares of the Company’s newly designated Series H Convertible Preferred Stock, par value $0.0001 per share (“Series H Preferred Stock”).

Under the terms of the Series H Certificate of Designation, each share of Series H Preferred Stock has a stated value of $154 and is convertible into shares of the Company’s common stock (“common stock”), equal to the stated value divided by the conversion price of $1.54 per share (subject to adjustment in the event of stock splits or dividends). The Company is prohibited from effecting the conversion of the Series H Preferred Stock to the extent that, as a result of such conversion, the holder would beneficially own more than 9.99%, in the aggregate, of the issued and outstanding shares of the Company’s common stock calculated immediately after giving effect to the issuance of shares of common stock upon such conversion.

Series H-1 Preferred Stock

Between July 14 and July 20, 2015, the Company entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) with four investors (the “Series H-1 Investors”) pursuant to which the Company issued to the Series H-1 Investors an aggregate of 8,532 shares of Series H-1 Preferred Convertible Stock of the Company, par value $0.0001 per share (the “Series H-1 Shares”), and warrants to purchase 1,279,759 shares of common stock, with exercise prices between $1.63 and $1.66 per share (the “Series H-1 Warrants”). The purchase price for each Series H-1 Share was between $163 and $166 and the purchase price for each Series H-1 Warrant was $0.1250, for aggregate gross proceeds of $1,575,000.

The Company has determined that the Warrants qualify for accounting as equity classification. On the issuance date, the Company estimated the fair value of the Warrants at $1,649,000 under the Black-Scholes option pricing model using the following primary assumptions: contractual term of  5.0 years, volatility rate of  103%, risk-free interest rate of  2% and expected dividend rate of  0%. Based on the Warrant’s relative fair value to the fair value of the Series H-1 Preferred Convertible Stock, approximately $841,000 of the $1,575,000 of proceeds was allocated to the Warrants, creating a corresponding preferred stock discount in the same amount.

Due to the reduction of allocated proceeds to Series H-1 Shares the effective conversion price was approximately $0.80 per share or $704,000 in aggregate. Since the conversion option of the preferred stock was immediately exercisable, the amount allocated to the Beneficial Conversion Feature was immediately accreted to preferred dividends, resulting in an increase in the carrying value of the preferred stock. In addition, the Company recognized approximately $378,000 and $41,000 of deemed dividends for the years ended April 30, 2017 and 2016, respectively, upon the conversion of shares of Series H-1 preferred to common stock.

Under the terms of the Series H-1 Certificate of Designation, each of the Series H-1 Shares has a stated value of $166 and is convertible into shares of common stock, equal to the stated value divided by the conversion price of $1.66 per share (subject to adjustment in the event of stock splits and dividends). The Company is prohibited from effecting the conversion of the Series H-1 Shares to the extent that, as a result of such conversion, the holder or any of its affiliates would beneficially own more than 9.99%, in the aggregate, of the issued and outstanding shares of common stock calculated immediately after giving effect to the issuance of shares of common stock upon the conversion of the Series H-1 Shares.

Series H-2 Preferred Stock

On December 21, 2016, the Company entered into a Securities Purchase Agreement (the “Series H-2 Securities Purchase Agreement”) with two investors (the “Series H-2 Investors”) pursuant to which the Company issued to the Series H-2 Investors an aggregate of 3,305 shares of Series H-2 Preferred Convertible Stock of the Company, par value $0.0001 per share (the “Series H-2 Shares”), and warrants to purchase 495,750 shares of common stock, with an exercise price of $1.21 per share (the “Series H-2 Warrants”). The purchase price for each Series H-2 Share was $121 and the purchase price for each Series H-2 Warrant was $0.1250, for aggregate gross proceeds of $461,969.

The Company has determined that the Warrants qualify for accounting as equity classification. On the issuance date, the Company estimated the fair value of the Warrants at $462,000 under the Black-Scholes option pricing model using the following primary assumptions: contractual term of  5.0 years, volatility rate of  238%, risk-free interest rate of  2% and expected dividend rate of  0%. Based on the Warrant’s relative fair value to the fair value of the Series H-2 Shares, approximately $231,000 of the $462,000 of aggregate fair value was allocated to the Warrants, creating a corresponding preferred stock discount in the same amount.

Due to the reduction of allocated proceeds to Series H-2 Shares, the effective conversion price was approximately $0.60 per share creating a beneficial conversion feature of $183,000. Since the conversion option of the Series H-2 Shares was immediately exercisable, the beneficial conversion feature was immediately accreted to preferred dividends, resulting in an increase in the carrying value of the Series H-2 Shares.

Under the terms of the Series H-2 Certificate of Designation, each of the Series H-2 Shares has a stated value of $121 and is convertible into shares of common stock, equal to the stated value divided by the conversion price of $1.21 per share (subject to adjustment in the event of stock splits and dividends). The Company is prohibited from effecting the conversion of the Series H-2 Shares to the extent that, as a result of such conversion, the holder or any of its affiliates would beneficially own more than 9.99%, in the aggregate, of the issued and outstanding shares of common stock calculated immediately after giving effect to the issuance of shares of common stock upon the conversion of the Series H-2 Shares.

Pursuant to a Placement Agent Agreement with an investment banking firm, at closing the Company paid a commission equal to seven percent (7%) of the aggregate consideration raised from the sale of the Series H-2 Shares and the Series H-2 Warrants, which amounted to $32,338. The investment banking firm is also entitled to a seven percent (7%) commission for any sales of equity or convertible debt securities made by the Company to the Investors through December 14, 2017.

Series H-3 Preferred Stock

On March 30, 2017, the Company entered into a Securities Purchase Agreement (the “Series H-3 Securities Purchase Agreement”) with five investors (the “Series H-3 Investors”) pursuant to which the Company issued to the Series H-3 Investors an aggregate of 7,017 shares of Series H-3 Preferred Convertible Stock of the Company, par value $0.0001 per share (the “Series H-3 Shares”), and warrants to purchase 1,101,751 shares of common stock, with an exercise price of $1.38 per share (the “Series H-3 Warrants”). The purchase price for each Series H-3 Share was $138 and the purchase price for each Series H-3 Warrant was $0.1250, for aggregate gross proceeds of $1,100,000.

The Company has determined that the Warrants qualify for accounting as equity classification. On the issuance date, the Company estimated the fair value of the Warrants at $1,147,000 under the Black-Scholes option pricing model using the following primary assumptions: contractual term of  5.0 years, volatility rate of  106%, risk-free interest rate of  1.93% and expected dividend rate of  0%. Based on the Warrant’s relative fair value to the fair value of the Series H-3 Shares, approximately $557,000 of the $1,147,000 of aggregate fair value was allocated to the Warrants, creating a corresponding preferred stock discount in the same amount.

Due to the reduction of allocated proceeds to Series H-3 Shares, the effective conversion price was approximately $0.69 per share creating a beneficial conversion feature of $476,000. Since the conversion option of the Series H-3 Shares was immediately exercisable, the beneficial conversion feature was immediately accreted to preferred dividends, resulting in an increase in the carrying value of the Series H-3 Shares.

Pursuant to the Series H-3 Securities Purchase Agreement, $500,000 of the purchase price (the “Restricted Account Funds”) was directed to and is to be held in a separate account (the “Restricted Account”). While held in the Restricted Account, the Restricted Account Funds may not be accessed or otherwise used by the Company. The Restricted Account Funds may be released from the Restricted Account upon the unanimous approval of the Company’s board of directors (the “Board”).

Pursuant to the Series H-3 Securities Purchase Agreement, the Company agreed to not issue further common stock or securities convertible into or exercisable or exchangeable for common stock, except for certain permitted issuances, without the consent of the holders of a majority of the Series H-3 Shares outstanding, for a period beginning on the closing date and ending on the earlier of: (i) nine months after the closing date; or (ii) a Change in Control (as that term is defined in the Series H-3 Securities Purchase Agreement) of the Company (the “Restricted Period”). The Company also agreed to cause certain of its officers and directors to agree not to exercise their Company stock options during the Restricted Period, except in connection with a Change in Control of the Company.

Under the terms of the Series H-3 Certificate of Designation, each share of the Series H-3 Shares has a stated value of $138 and is convertible into shares of common stock, equal to the stated value divided by the conversion price of $1.38 per share (subject to adjustment in the event of stock splits and dividends). The Company is prohibited from effecting the conversion of the Series H-3 Shares to the extent that, as a result of such conversion, the holder or any of its affiliates would beneficially own more than 9.99%, in the aggregate, of the issued and outstanding shares of common stock calculated immediately after giving effect to the issuance of shares of common stock upon the conversion of the Series H-3 Shares.

Pursuant to a Placement Agent Agreement with an investment banking firm (the “Placement Agent”), at closing the Company paid fees to the Placement Agent which consisted of (i) $42,000 cash, seven percent (7%) of the unrestricted portion of the proceeds ($600,000) raised from the sale of the Series H-3 Shares and Series H-3 Warrant; and (ii) Series H-3 Warrants, to acquire up to 7% of the Conversion Shares (as defined in the Securities Purchase Agreement) issuable to the Series H-3 Investors upon conversion of the Series H-3 Shares (the “Placement Agent Warrants”). Pursuant to the Placement Agent Agreement, the Company also agreed to pay to the Placement Agent seven percent (7%) of the restricted portion of the proceeds raised from the sale of the Series H-3 Shares and Series H-3 Warrants when it is released from the Restricted Account, which amounts to $35,000.

The Placement Agent is also entitled to comparable compensation as described above for any sales of equity or convertible debt securities made by the Company to the Series H-3 Investors through March 21, 2018.

Conversion of Preferred Shares

For the year ended April 30, 2017, the Company issued approximately 646,000 common stock conversion shares upon the conversion of Series H and H-1 Preferred Shares.

For the year ended April 30, 2016, the Company issued approximately 1,408,000 common stock conversion shares, 205,000 common stock make-whole shares and 46,000 common stock dividend shares upon the conversion of series F, F-1, G, G-1, H and H-1 preferred shares. As a result of these conversions, the Company has no remaining Series F, F-1, G or G-1 preferred shares remaining.

Stock-Based Compensation Plans

2014 Equity Incentive Plan

In January 2014, the Company adopted the 2014 Equity Incentive Plan, under which officers, directors, key employees or consultants may be granted options. In September 2015, the Company amended and restated the 2014 Equity Incentive Plan. Under the 2014 Equity Incentive Plan, 3,659,091 shares of common stock were reserved for grants. The issuance of these shares is covered by a Registration Statement on Form S-8 (SEC File No 333-216145). Under the 2014 Equity Incentive Plan, stock options are granted at exercise prices equal to the fair market value of the common stock at the date of grant, and become exercisable and expire in accordance with the terms of the stock option agreement between the optionee and the Company at the date of grant. These options generally vest from immediately to three years of continuous service and have five-year contractual terms. At April 30, 2017, options to purchase 3,328,137 shares were outstanding at an exercise price of $1.19 to $26.40 and 330,954 shares of common stock remain available for grants under the 2014 Equity Incentive Plan.

The following table summarizes stock option activities for the Company’s option plans for the years ended April 30, 2017 and 2016:

				Weighted Average
				Remaining
		Weighted Average	Total Intrinsic	Contractual Life
	Number of Shares	Exercise Price	Value	(in years)
Outstanding as of May 1, 2015	40,688	$18.8	$—	5.9
Employee options granted	4,054,250	1.32	—	7.6
Forfeited/expired	(804,665)	1.37	—	—
Outstanding as of April 30, 2016	3,290,273	1.52	—	9.4
Employee options granted	1,017,000	1.35	—	9.3
Forfeited/expired	(979,136)	1.38	—	—
Outstanding as of April 30, 2017	3,328,137	$1.51	$108,655	8.7
Options vested and exercisable	2,928,137	$1.53	$108,655	8.5

The Company recorded stock based compensation expense of $580,000 and $2,506,234, which is included as part of selling, general and administrative expenses for the years ended April 30, 2017 and 2016, respectively. The expense of $2,506,234 for the year ended April 30, 2016 is comprised of $2,438,734 for the issuance of stock options and $67,500 for the issuance of shares of restricted common stock under a consulting agreement.

The following assumptions were used to compute the fair value of stock options granted during the years ended April 30, 2017 and 2016:

	For the years ended
	April 30,
	2017	2016
Exercise price	$1.35	$1.19 – $1.53
Expected term (years)	5.0	5.0
Expected stock price volatility	104.8%	101.7% – 104.1%
Risk-free rate of interest	1.8%	1.3% – 1.6%

The risk-free rate is based on the rate of U.S Treasury zero-coupon issues with a remaining term equal to the expected term of the option grants. Expected volatility is based on the historical volatility of the Company’s common stock using the weekly closing price of the Company’s common stock. The expected term represents the period that the Company’s stock-based awards are expected to be outstanding and was calculated using the simplified method.

Modification of performance targets

On September 29, 2015 and November 2, 2015, the Company issued 801,250 options to purchase common stock to five employees. These options vested subject to the employees achieving performance targets of either: (i) the Company recording $30 million in sales revenue by April 30, 2016; or (ii) the Company closing a change in control merger transaction by September 1, 2016. The total compensation expense related to the options was calculated to be approximately $822,000 using the inputs in the table above and the Company recognized that expense in its statement of operations for the period from September 29, 2015 to April 30, 2016.

On April 25, 2015, the Company determined that the revenue target of $30 million and the September 1, 2016 merger transaction date were not achievable during the measurement period. Subsequently, the Compensation Committee of the Board of Directors modified the performance targets to allow vesting of the 801,250 stock options if the Company completes a merger or acquisition transaction by December 31, 2016 and removed the revenue target and September 1, 2016 merger target date. The Company determined that the compensation expense associated with this amendment was approximately $776,000.

On April 25, 2016, the Company reversed the $822,000 of compensation expense associated with the September and November 2015 issuances and planned to record the $776,000 of compensation expense calculated on the April 25, 2016 amendment date, if and when the December 31, 2016 performance target is achieved. The performance targets were not achieved and the compensation expense was not recorded.

As of December 31, 2016, these performance targets were not achieved and no compensation expense was recognized and the stock option were forfeited.

Common Stock Warrants

The following is a summary of the common stock warrant activity for the years ended April 30, 2017 and 2016:

		Weighted	Weighted
		Average	Average
	Number of	Exercise	Remaining
	Warrants	Price	Life in years

Outstanding, May 1, 2015	15,510	$7.25	3.3
Warrants issued in connection with Series H-1 preferred stock for cash	1,279,759	1.66	4.3
Outstanding as of April 30, 2016	1,295,269	$5.50	4.2
Warrants issued in connection with Series H-2 preferred stock for cash	495,750	1.21	4.6
Warrants issued in connection with Series H-3 preferred stock for cash	1,101,751	1.38	4.9
Outstanding, April 30, 2017	2,892,770	$3.23	4.1